Trade and Other Receivables - Summary of Trade Receivables After Deducting Allowances for Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Trade And Other Receivables [Abstract]
At 1 April	£ 375	£ 303	£ 195
Expense	95	129	211
Utilised	(165)	(61)	(114)
Exchange differences	(6)	4	11
At 31 March	£ 299	£ 375	£ 303